Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND	Oct. 28, 2020
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.40%	[1]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	2.19%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	2.19%	[1]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.24%	[1]
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.87%	[1]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 39, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through October 31, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through October 31, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.